INCOME TAXES (Details 8) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INCOME TAXES
Balance at beginning of year	¥ 4,804	¥ 4,064	¥ 3,050
Increase-tax position in prior years	353	1,457	1,430
Increase-tax position in current year	806	187	51
Decrease-tax position in prior years	(784)	(324)	(33)
Settlements with taxing authorities	(1,804)	(16)	(428)
Lapse of statute of limitations	(117)	(564)	(6)
Balance at end of year	¥ 3,258	¥ 4,804	¥ 4,064